Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 93.78%
Communication Services - 5.61%
Activision Blizzard	4,469	$339,197
Alphabet Class A †	63	89,337
AT&T	5,692	172,069
Comcast Class A	6,741	262,764
Electronic Arts †	533	70,383
Facebook Class A †	1,866	423,713
Live Nation Entertainment †	779	34,533
Match Group old †	2,683	287,215
Match PP †	861	92,170
Netflix †	1,439	654,803
Omnicom Group	2,899	158,285
Pinterest Class A †	9,618	213,231
Roku †	2,077	242,033
Snap Class A †	8,579	201,521
Spotify Technology †	1,387	358,110
T-Mobile US †	2,563	266,936
Verizon Communications	5,147	283,754
Walt Disney	1,589	177,189
		4,327,243
Consumer Discretionary - 13.15%
Alibaba Group Holding ADR †	1,089	234,897
Amazon. com †	608	1,677,363
Aramark	6,659	150,294
AutoZone †	190	214,343
Booking Holdings †	225	358,277
CarMax †	2,318	207,577
Carter’s	2,064	166,565
Choice Hotels International	2,872	226,601
Compass Group	17,662	243,002
Dollar General	1,394	265,571
Dollar Tree †	1,580	146,434
Expedia Group	769	63,212
General Motors	4,981	126,019
Genuine Parts	2,486	216,183
Las Vegas Sands	1,475	67,171
Lennar Class A	2,076	127,923
Lowe’s	3,001	405,495
McDonald’s	5,790	1,068,081
NIKE Class B	8,923	874,900
NVR †	106	345,427
Peloton Interactive Class A †	4,297	248,238

NQ-QQV [6/20] 8/20 (1294247) 1

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Polaris	1,850	$171,217
Steven Madden	8,984	221,815
Tesla †	107	115,540
Thor Industries	300	31,959
TJX	24,354	1,231,338
Vail Resorts	968	176,321
VF	6,336	386,116
Wyndham Hotels & Resorts	3,384	144,226
Yum! Brands	2,669	231,963
		10,144,068
Consumer Staples - 8.47%
Archer-Daniels-Midland	1,827	72,897
Campbell Soup	1,787	88,689
Clorox	1,039	227,925
Coca-Cola	18,882	843,648
Colgate-Palmolive	11,775	862,637
Constellation Brands Class A	1,953	341,677
Diageo	18,914	628,651
General Mills	3,403	209,795
Hershey	1,421	184,190
Hormel Foods	4,400	212,388
Kellogg	2,911	192,301
Keurig Dr Pepper	6,010	170,684
Monster Beverage †	8,235	570,850
PepsiCo	5,932	784,566
Philip Morris International	3,023	211,791
Procter & Gamble	2,911	348,068
Sysco	2,797	152,884
Tyson Foods Class A	1,910	114,046
US Foods Holding †	7,185	141,688
Walmart	1,467	175,717
		6,535,092
Energy - 0.53%
Canadian Natural Resources	5,923	103,238
Concho Resources	1,413	72,769
Diamondback Energy	3,967	165,900
Halliburton	2,748	35,669
Tenaris ADR	2,619	33,864
		411,440
Financials - 9.88%
Alleghany	105	51,360

2 NQ-QQV [6/20] 8/20 (1294247)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
American Express	7,848	$747,130
Aon Class A	837	161,206
Arthur J Gallagher & Co.	2,248	219,158
Assurant	1,408	145,432
Athene Holding Class A †	3,106	96,876
Atlantic Union Bankshares	1,956	45,301
Bank of America	5,440	129,200
Bank OZK	2,800	65,716
Berkshire Hathaway Class B †	1,428	254,912
Blackstone Group Class A	3,305	187,261
Charles Schwab	8,945	301,804
Chubb (Switzerland)	6,004	760,226
CNO Financial Group	16,805	261,654
Credit Acceptance †	596	249,730
Equitable Holdings	2,950	56,905
First Citizens BancShares Class A	152	61,563
First Republic Bank	1,335	141,497
Hanover Insurance Group	1,293	131,020
Kemper	2,046	148,376
London Stock Exchange Group	460	47,838
M&T Bank	3,769	391,863
Markel †	377	348,035
Marsh & McLennan	6,410	688,242
MetLife	4,291	156,707
Moody’s	435	119,508
PNC Financial Services Group	2,451	257,870
Progressive	2,803	224,548
Raymond James Financial	2,450	168,633
SLM	10,451	73,471
TD Ameritrade Holding	3,454	125,657
Unum Group	2,385	39,567
Voya Financial	5,266	245,659
Western Alliance Bancorp	4,118	155,949
White Mountains Insurance Group	126	111,884
Zions Bancorp	7,380	250,920
		7,622,678
Healthcare - 15.84%
Abbott Laboratories	2,421	221,352
ABIOMED †	1,047	252,913
Acadia Healthcare †	3,977	99,902
Align Technology †	300	82,332
Alnylam Pharmaceuticals †	1,639	242,752

NQ-QQV [6/20] 8/20 (1294247) 3

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Anthem	230	$60,485
AstraZeneca ADR	4,342	229,648
Baxter International	4,958	426,884
Becton Dickinson and Co.	823	196,919
Bristol-Myers Squibb	897	52,744
Centene †	4,924	312,920
Cerner	3,126	214,287
ChemoCentryx †	500	28,770
CVS Health	3,818	248,055
Danaher	4,440	785,125
DENTSPLY SIRONA	3,029	133,458
DexCom †	983	398,508
Elanco Animal Health †	6,791	145,667
Eli Lilly and Co.	263	43,179
Encompass Health	2,049	126,895
Exact Sciences †	2,960	257,342
Galapagos ADR †	961	189,596
Hill-Rom Holdings	1,134	124,491
Insulet †	3,047	591,910
Intuitive Surgical †	977	556,724
Johnson & Johnson	7,608	1,069,913
Laboratory Corp. of America Holdings †	655	108,802
Medtronic	11,443	1,049,323
Merck & Co.	2,519	194,794
Mettler-Toledo International †	282	227,165
Molina Healthcare †	708	126,010
Pfizer	5,960	194,892
PTC Therapeutics †	1,335	67,738
Quest Diagnostics	1,757	200,228
Regeneron Pharmaceuticals †	489	304,965
Seattle Genetics †	1,448	246,044
Teleflex	705	256,606
Thermo Fisher Scientific	1,549	561,265
UnitedHealth Group	3,391	1,000,175
Veeva Systems Class A †	1,202	281,773
West Pharmaceutical Services	1,368	310,769
		12,223,320
Industrials - 11.53%
A O Smith	1,298	61,162
Airbus †	521	37,332
AMERCO	530	160,161

4 NQ-QQV [6/20] 8/20 (1294247)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Canadian National Railway	8,449	$747,503
CH Robinson Worldwide	3,057	241,686
Cintas	1,332	354,792
Clean Harbors †	3,015	180,840
Colfax †	5,948	165,949
Copart †	7,577	630,937
CoStar Group †	792	562,851
Deere & Co.	2,430	381,875
Expeditors International of Washington	5,400	410,616
Fastenal	3,853	165,063
Fortive	5,113	345,946
Herman Miller	1,659	39,169
IDEX	1,902	300,592
Ingersoll Rand †	6,399	179,940
JELD-WEN Holding †	6,644	107,035
Kennametal	4,774	137,062
L3Harris Technologies	305	51,749
Lennox International	1,253	291,936
Lockheed Martin	980	357,622
Middleby †	1,094	86,360
Northrop Grumman	982	301,906
PACCAR	3,081	230,613
Pentair	1,263	47,981
Raytheon Technologies	1,496	92,184
Republic Services	2,364	193,966
Sanwa Holdings	7,043	63,293
Southwest Airlines	2,272	77,657
SPX FLOW †	5,028	188,248
Trane Technologies	1,931	171,820
TransUnion	809	70,415
Uber Technologies †	9,936	308,811
Union Pacific	3,973	671,715
Verisk Analytics Class A	16	2,723
Waste Connections	2,261	211,827
Waste Connections	1,502	140,873
Westinghouse Air Brake Technologies	2,132	122,739
		8,894,949
Information Technology - 19.49%
Accenture Class A	3,562	764,833
Advanced Micro Devices †	6,997	368,112
Amdocs	3,400	206,992

NQ-QQV [6/20] 8/20 (1294247) 5

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
ANSYS †	299	$87,227
Apple	4,028	1,469,414
Black Knight †	6,113	443,559
Broadcom	424	133,819
CDK Global	5,217	216,088
CDW	1,979	229,920
Cisco Systems	8,646	403,249
Coherent †	1,272	166,607
Constellation Software	287	324,057
Fair Isaac †	369	154,257
Fiserv †	2,091	204,123
Fleetcor Technologies †	1,355	340,823
FLIR Systems	2,368	96,070
Genpact	9,405	343,471
Global Payments	1,670	283,265
GoDaddy Class A †	7,547	553,422
Guidewire Software †	2,360	261,606
HP	12,527	218,346
Intel	3,393	203,003
International Business Machines	1,824	220,284
KLA	490	95,295
Leidos Holdings	1,230	115,214
Lumentum Holdings †	3,835	312,284
Marvell Technology Group	8,036	281,742
Micron Technology †	1,346	69,346
Microsoft	4,075	829,303
MKS Instruments	1,717	194,433
Motorola Solutions	527	73,848
NVIDIA	2,157	819,466
Oracle	1,553	85,834
Paychex	2,977	225,508
Paycom Software †	100	30,973
PayPal Holdings †	3,370	587,155
RingCentral Class A †	317	90,348
Samsung Electronics GDR	113	108,166
ServiceNow †	569	230,479
Slack Technologies Class A †	6,323	196,582
Splunk †	2,774	551,194
Square Class A †	5,924	621,665
VeriSign †	1,132	234,132
Visa Class A	1,762	340,366
VMware Class A †	610	94,465

6 NQ-QQV [6/20] 8/20 (1294247)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Western Digital	1,100	$48,565
Western Union	9,011	194,818
WEX †	1,528	252,135
Workday Class A †	3,543	663,816
		15,039,679
Materials - 3.20%
Ball	2,371	164,761
Carpenter Technology	3,407	82,722
Celanese	3,069	264,977
CRH	2,023	69,424
Ecolab	1,905	379,000
FMC	3,742	372,778
Linde	3,567	756,596
Nutrien	1,050	33,737
Reliance Steel & Aluminum	1,275	121,036
Sherwin-Williams	391	225,939
		2,470,970
Real Estate - 4.19%
Alexandria Real Estate Equities	1,147	186,101
American Tower	1,860	480,884
Americold Realty Trust	4,054	147,160
Camden Property Trust	734	66,955
Digital Realty Trust	658	93,508
Equinix	391	274,599
Equity LifeStyle Properties	3,195	199,624
Extra Space Storage	2,064	190,652
Gaming and Leisure Properties	5,783	200,092
Highwoods Properties	4,572	170,673
Life Storage	1,549	147,078
Prologis	1,050	97,997
Public Storage	3,218	617,502
Realty Income	644	38,318
Sun Communities	1,431	194,158
VICI Properties	6,562	132,487
		3,237,788
Utilities - 1.89%
Alliant Energy	2,060	98,550
CMS Energy	2,273	132,789
Consolidated Edison	3,148	226,436
Duke Energy	917	73,259
Exelon	4,362	158,297

NQ-QQV [6/20] 8/20 (1294247) 7

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Iberdrola ADR	2,181	$101,286
Pinnacle West Capital	707	51,816
Portland General Electric	2,224	92,985
UGI	5,509	175,186
WEC Energy Group	1,920	168,288
Xcel Energy	2,931	183,188
		1,462,080
Total Common Stock (cost $64,151,175)		72,369,307

Exchange-Traded Fund – 0.64%
iShares Russell 1000 Growth ETF	2,574	494,079
Total Exchange-Traded Fund (cost $473,754)		494,079

	Number of contracts
Options Purchased – 1.49%
Equity Put Options - 1.49%
S&P 500 Index strike price $2,500, expiration date 7/17/20,
notional amount $4,750,000	19	5,178
S&P 500 Index strike price $2,825, expiration date
12/18/20, notional amount $14,407,500	51	745,875
S&P 500 Index strike price $2,950, expiration date 9/18/20,
notional amount $11,210,000	38	401,090
Total Options Purchased (cost $1,180,471)		1,152,143

	Number of shares
Short-Term Investments – 3.41%
Money Market Mutual Funds - 3.41%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	525,996	525,996
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	525,997	525,997
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	525,997	525,997
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	525,997	525,997
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	525,997	525,997
Total Short-Term Investments (cost $2,629,984)		2,629,984
Total Value of Securities Before Options Written – 99.32%
(cost $68,435,384)		76,645,513

8 NQ-QQV [6/20] 8/20 (1294247)

(Unaudited)

	Number of contracts	Value (US $)
Options Written – (0.77%)
Equity Put Options - (0.77%)
S&P 500 Index strike price $2,525, expiration date
12/18/20, notional amount ($12,877,500)	(51)	(419,985)
S&P 500 Index strike price $2,650, expiration date 9/18/20,
notional amount ($10,070,000)	(38)	(176,700)
Total Options Written (premium received $626,287)		(596,685)
Receivables and Other Assets Net of Liabilities – 1.45% ★		1,116,303
Net Assets Applicable to 7,134,157 Shares Outstanding – 100.00%		$77,165,131

★ Includes $1,416,277 cash collateral held at broker for futures contracts as of June 30, 2020.

† Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at
June 30, 2020:

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BMO	CAD	(1,590,000)	USD	1,177,515	9/16/20	$6,148	$—
BNYM	CAD	9,720	USD	(7,136)	7/1/20	23	—
BNYM	CAD	(4,259)	USD	3,109	7/2/20	—	(29)
BNYM	GBP	(10,450)	USD	12,912	7/1/20	—	(37)
DB	GBP	(2,423)	USD	2,999	7/2/20	—	(3)
HSBC	GBP	(954,000)	USD	1,206,888	9/16/20	24,238	—
Total Foreign Currency Exchange Contracts						$30,409	$(69)

NQ-QQV [6/20] 8/20 (1294247) 9

Schedule of investments

Delaware Hedged U.S. Equity Opportunities Fund (Unaudited)

Futures Contracts
							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	E-mini S&P
(28)	500 Index	$(4,326,280)	$(4,348,413)	9/18/20	$22,133	$—	$(59,500)
	E-mini S&P
	MidCap 400
(38)	Index	(6,760,580)	(6,601,354)	9/18/20	—	(159,226)	(88,160)
	FTSE 100
(19)	Index	(1,447,300)	(1,395,903)	9/18/20	—	(51,397)	12,437
	MSCI EAFE
(6)	Index	(533,520)	(528,407)	9/18/20	—	(5,113)	1,020
	MSCI
	Emerging
	Markets
(7)	Index	(344,995)	(338,610)	9/18/20	—	(6,385)	1,470
	S&P/TSX 60
(9)	Index	(1,231,069)	(1,209,647)	9/17/20	—	(21,422)	(7,265)
Total Futures
Contracts			$(14,422,334)		$22,133	$(243,543)	$(139,998)

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BMO – Bank of Montreal
BNYM – Bank of New York Mellon
CAD – Canadian Dollar
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GS – Goldman Sachs
HSBC – HSBC Bank USA, National Association
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

10 NQ-QQV [6/20] 8/20 (1294247)

(Unaudited)

Summary of abbreviations (continued):
TSX – Toronto Stock Exchange
USD – US Dollar

NQ-QQV [6/20] 8/20 (1294247) 11